Financial instruments - Summary of Sensitivity Analysis was Based on the Material Assets and Liabilities Exposed to Currencies Fluctuation (Detail)
£ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	$ 16,050,000						$ 26,519,000	$ 15,264,000	$ 14,052,000
Accounts receivable	142,263,000						131,659,000
Derivative financial instruments - Assets	3,206,000						6,322,000
Derivative financial instruments - Liability	321,000						1,053,000
Commitment subject to possible redemption	187,356,000						234,145,000	$ 0
Gross obligation under put option	11,338,000						73,428,000
Consideration payable on acquisition	59,087,000						$ 33,187,000
Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	16,050,000,000
Short term investments	204,510,000,000
Client funds on deposit	17,055,000,000
Accounts receivable	142,263,000,000
Projects Advance	19,586,000,000
Deposit/guarantee on lease agreement	2,012,000,000
Long-term investments	57,735,000,000
Client funds payable	17,055,000,000
Suppliers	4,808,000,000
Derivative financial instruments - Assets	3,206,000,000
Derivative financial instruments - Liability	321,000,000
Commitment subject to possible redemption	187,356,000,000
Gross obligation under put option	92,926,000,000
Carried interest allocation	31,929,000,000
Consideration payable on acquisition	35,029,000,000
Contingent consideration payable	18,201,000,000
Market Risk | Exchange Variation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	1,449,000
Short term investments	617,000
Client funds on deposit	1,706,000
Accounts receivable	3,266,000
Projects Advance	757,000
Deposit/guarantee on lease agreement	160,000
Long-term investments	112,000
Client funds payable	(1,706,000)
Suppliers	(195,000)
Derivative financial instruments - Assets	320,000
Derivative financial instruments - Liability	0
Commitment subject to possible redemption	0
Gross obligation under put option	3,118,000
Carried interest allocation	(245,000)
Consideration payable on acquisition	(3,401,000)
Contingent consideration payable	(1,820,000)
Net Impact	4,138,000
BRL - Brazilian Real | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | R$		R$ 7,828
Short term investments | R$		17,204
Client funds on deposit | R$		0
Accounts receivable | R$		108,120
Projects Advance | R$		32,354
Deposit/guarantee on lease agreement | R$		0
Long-term investments | R$		3,552
Client funds payable | R$		0
Suppliers | R$		(6,285)
Derivative financial instruments - Assets | R$		15,521
Derivative financial instruments - Liability | R$		0
Commitment subject to possible redemption | R$		0
Gross obligation under put option | R$		395,261
Carried interest allocation | R$		11,854
Consideration payable on acquisition | R$		38,773
Contingent consideration payable | R$		R$ 88,116
HKD - Hong Kong dollar | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents			$ 6,491
Short term investments			0
Client funds on deposit			0
Accounts receivable			38
Projects Advance			0
Deposit/guarantee on lease agreement			240
Long-term investments			0
Client funds payable			0
Suppliers			244
Derivative financial instruments - Assets			0
Derivative financial instruments - Liability			0
Commitment subject to possible redemption			0
Gross obligation under put option			0
Carried interest allocation			0
Consideration payable on acquisition			0
Contingent consideration payable			$ 0
CLP - Chilean Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents				$ 5,124,224
Short term investments				2,308,439
Client funds on deposit				15,027,219
Accounts receivable				7,874,868
Projects Advance				421,629
Deposit/guarantee on lease agreement				1,135,217
Long-term investments				213,015
Client funds payable				15,027,219
Suppliers				2,001,294
Derivative financial instruments - Assets				0
Derivative financial instruments - Liability				0
Commitment subject to possible redemption				0
Gross obligation under put option				0
Carried interest allocation				0
Consideration payable on acquisition				0
Contingent consideration payable				$ 0
COP - Colombian Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents					$ 21,188,621
Short term investments					0
Client funds on deposit					0
Accounts receivable					4,385,717
Projects Advance					1,604,583
Deposit/guarantee on lease agreement					149,008
Long-term investments					0
Client funds payable					0
Suppliers					2,626,609
Derivative financial instruments - Assets					0
Derivative financial instruments - Liability					0
Commitment subject to possible redemption					0
Gross obligation under put option					0
Carried interest allocation					0
Consideration payable on acquisition					0
Contingent consideration payable					$ 0
GBP - Pound Sterling | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | £						£ 597
Short term investments | £						0
Client funds on deposit | £						0
Accounts receivable | £						202
Projects Advance | £						0
Deposit/guarantee on lease agreement | £						180
Long-term investments | £						118
Client funds payable | £						0
Suppliers | £						205
Derivative financial instruments - Assets | £						0
Derivative financial instruments - Liability | £						0
Commitment subject to possible redemption | £						0
Gross obligation under put option | £						0
Carried interest allocation | £						0
Consideration payable on acquisition | £						0
Contingent consideration payable | £						£ 0
United States of America - Dollars | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	1,558,000
Short term investments	198,336,000
Client funds on deposit	0
Accounts receivable	109,599,000
Projects Advance	12,010,000
Deposit/guarantee on lease agreement	427,000
Long-term investments	56,609,000
Client funds payable	0
Suppliers	2,865,000
Derivative financial instruments - Assets	0
Derivative financial instruments - Liability	321,000
Commitment subject to possible redemption	187,356,000
Gross obligation under put option	0
Carried interest allocation	29,481,000
Consideration payable on acquisition	1,020,000
Contingent consideration payable	$ 0